Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41921
Entity Registrant Name	Joint Stock Company Kaspi.kz
Entity Incorporation, State or Country Code	1P
Entity Address, Address Line One	154A Nauryzbai Batyr Street
Entity Address, City or Town	Almaty
Entity Address, Postal Zip Code	050013
Entity Address, Country	KZ
Entity Common Stock, Shares Outstanding	190,227,932
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001985487
Auditor Firm ID	1056
Auditor Name	Deloitte LLP
Auditor Location	Almaty, Kazakhstan
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Joint Stock Company Kaspi.kz and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss, other comprehensive income, changes in equity, and cash flows, for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated March 12, 2026, expressed unqualified opinion on the Company’s internal control over financial reporting.

Opinion on Internal Control over Financial Reporting

We have audited the internal control over financial reporting of Joint Stock Company Kaspi.kz and subsidiaries (the “Company”) as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). In our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by COSO.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated financial statements as of and for the year ended December 31, 2025, of the Company and our report dated March 12, 2026, expressed an unqualified opinion on those financial statements.

As described in Management’s Annual Report on Internal Control over Financial Reporting, management excluded from its assessment the internal control over financial reporting at D-MARKET Electronic Services & Trading, which was acquired on January 29, 2025, and whose financial statements constitute 4% of total assets and 24% of total revenues of the consolidated financial statement amounts as of and for the year ended December 31, 2025. Accordingly, our audit did not include the internal control over financial reporting at D-MARKET Electronic Services & Trading.

American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one common share, no par value
Trading Symbol	KSPI
Security Exchange Name	NASDAQ
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	KSPI
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	154A Nauryzbai Batyr Street
Entity Address, City or Town	Almaty
Country Region	+7
City Area Code	727
Local Phone Number	3306710
Entity Address, Postal Zip Code	050013
Entity Address, Country	KZ
Contact Personnel Name	Tengiz Mosidze